BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Acquisition of part of Oi UPI Mobile Assets (Details) - Oi UPI Mobile Assets R$ in Thousands	Apr. 20, 2022 BRL (R$) client
Business combination
Consideration in cash for the acquisition	R$ 4,884,588
Amount withheld	R$ 488,458
Percentage of amount withheld	10.00%
Restatement percentage of CDI from acquisition date	100.00%
Payment amount subject to achievement of certain targets for migrating customer bases and frequencies	R$ 110,205
Expected payment term of amount subject to achievement of certain targets	12 months
Severance costs	R$ 8,333
Net present value of the take-or-pay data transmission capacity contract	R$ 179
Payment term of term of take-or-pay data transmission capacity contract	10 years
Company's share in UPI Mobile Assets, number of clients | client	12,500,000
Percentage of Company's share of total customer base of UPI Mobile Assets	30.00%
Company's share in spectrum (licenses), percentage of UPI Mobile Assets' radiofrequency	46.00%
Company's share in infrastructure, number of mobile access sites	2,700
Percentage of Company's share in number of mobile access sites of UPI Mobile Assets' sites	19.00%
Garliava
Business combination
Payment for transition services to be provided	R$ 147,551
Term of transition services to be provided	12 months